Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
Assets
Cash and cash equivalents	$ 246,715	$ 134,100
Accounts receivable, net	37,122	35,239
Notes and other receivables, net	21,665	44,704
Assets held for sale	1,266	4,328
Deferred income taxes, net	48,387	12,570
Restricted assets of advertising funds	31,017	25,113
Prepaid income taxes		7,641
Prepaid expenses and other current assets	20,302	20,682
Total current assets	406,474	284,377
Property and equipment, net	185,360	193,273
Investments in joint ventures	164,636	169,276
Goodwill	890,992	888,655
Other intangible assets, net	1,507,219	1,535,657
Restricted cash	269	404
Other assets	69,068	75,646
Total assets	3,224,018	3,147,288
Liabilities, Common Stock, and Stockholders' Equity (Deficit)
Current portion of long-term debt	14,965	12,500
Capital lease obligations	232	205
Accounts payable	9,651	9,822
Income taxes payable, net	15,630
Liabilities of advertising funds	50,547	48,213
Deferred income	24,918	26,221
Other current liabilities	200,597	183,594
Total current liabilities	316,540	280,555
Long-term debt, net	1,453,344	1,847,016
Capital lease obligations	4,928	5,160
Unfavorable operating leases acquired	21,440	24,744
Deferred income	16,966	21,326
Deferred income taxes, net	578,660	586,337
Other long-term liabilities	86,204	75,909
Total long-term liabilities	2,161,542	2,560,492
Commitments and contingencies (note 16)
Common stock, Class L, $0.001 par value; no shares authorized, issued, or outstanding at December 31, 2011; 100,000,000 shares authorized and 22,994,523 shares issued and outstanding at December 25, 2010		840,582
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 25,000,000 shares authorized; no shares issued and outstanding at December 31, 2011; no shares authorized, issued, or outstanding at December 25, 2010
Common stock, $0.001 par value; 475,000,000 shares authorized and 120,136,631 shares issued and outstanding at December 31, 2011; 400,000,000 shares authorized and 42,939,360 shares issued and outstanding at December 25, 2010	119	42
Additional paid-in capital	1,478,291	195,212
Treasury stock, at cost		(1,807)
Accumulated deficit	(752,075)	(741,415)
Accumulated other comprehensive income	19,601	13,627
Total stockholders' equity (deficit)	745,936	(534,341)
Total liabilities, common stock, and stockholders' equity (deficit)	$ 3,224,018	$ 3,147,288